CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 2,345	$ 2,329	$ 1,539
Investments	1,968	1,801	1,019
Receivables	1,012	597	596
Income taxes refundable	23	13	0
Prepaid expenses and other current assets	197	192	49
Derivative asset	0	374	0
Total current assets	5,545	5,306	3,203
Property, equipment, and capitalized software, net	448	393	341
Deferred contract costs	80	81	54
Intangible assets, net	146	122	89
Goodwill	611	519	272
Restricted investments	107	109	102
Deferred income taxes	0	18	15
Derivative asset	226	0	329
Other assets	39	28	30
Total Assets	7,202	6,576	4,435
Current liabilities:
Medical claims and benefits payable	1,766	1,685	1,201
Amounts due government agencies	1,238	729	527
Accounts payable and accrued liabilities	537	362	242
Deferred revenue	104	223	196
Income taxes payable		0	9
Current portion of long-term debt	1	449	0
Derivative liability	0	374	0
Total current liabilities	3,646	3,822	2,175
Senior notes	1,428	962	690
Lease financing obligations	198	198	157
Deferred income taxes	25	0
Derivative liability	226	0	329
Other long-term liabilities	38	37	34
Total liabilities	5,561	5,019	3,425
Stockholders’ equity:
Common stock	0	0	0
Preferred stock	0	0	0
Additional paid-in capital	822	803	396
Accumulated other comprehensive gain (loss)	4	(4)	(1)
Retained earnings	815	758	615
Total stockholders' equity	1,641	1,557	1,010
Total liabilities and stockholders' equity	$ 7,202	$ 6,576	$ 4,435